Segment Information (Tables)	12 Months Ended
Jun. 30, 2011
Segment Information
Revenue for Each Reportable Segment

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Segment revenue:
Pharmaceutical (1)	$93,743.5	$89,789.9	$87,862.9
Medical (2)	8,921.5	8,750.1	8,159.3

Total segment revenue	102,665.0	98,540.0	96,022.2
Corporate (3)	(20.8)	(37.2)	(30.7)

Total consolidated revenue	$102,644.2	$98,502.8	$95,991.5

(1)	The Pharmaceutical segment's revenue is primarily derived from the distribution of branded and generic pharmaceutical, over-the-counter healthcare, and consumer products.
(2)	The Medical segment's revenue is primarily derived from the manufacturing and distribution of medical, surgical and laboratory products and medical procedure kits.
(3)	Corporate revenue consists of the elimination of inter-segment revenue.

Segment Profit by Reportable Segment

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Segment profit:
Pharmaceutical	$1,328.9	$1,011.4	$1,048.4
Medical	372.7	428.6	385.7

Total segment profit	1,701.6	1,440.0	1,434.1
Corporate	(187.6)	(133.1)	(146.7)

Total consolidated operating earnings	$1,514.0	$1,306.9	$1,287.4

Depreciation and Amortization Expense

	Depreciation and Amortization Expense
	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Pharmaceutical	$42.2	$41.3	$37.9
Medical	61.9	62.9	69.6
Corporate	209.2	150.2	118.3

Total depreciation and amortization expense	$313.3	$254.4	$225.8

Capital Expenditures

	Capital Expenditures
	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Pharmaceutical	$55.0	$32.5	$105.3
Medical	122.6	81.2	59.1
Corporate	113.7	146.6	256.8

Total capital expenditures	$291.3	$260.3	$421.2

Total Assets by Segment

	June 30,
(in millions)	2011	2010	2009
Pharmaceutical	$16,125.9	$12,102.9	$12,638.9
Medical	3,894.8	3,867.5	3,759.8
Corporate	2,825.2	4,019.8	8,720.1

Total consolidated assets	$22,845.9	$19,990.2	$25,118.8

Revenue and Net Property and Equipment by Geographic Area

	Revenue			Property and Equipment, Net
	For the Fiscal Year Ended June 30,			June 30,
(in millions)	2011	2010	2009	2011	2010	2009
United States	$101,080.2	$97,662.7	$95,248.2	$1,397.6	$1,355.0	$1,346.7
International	1,564.0	840.1	743.3	114.6	113.8	117.8

Total	$102,644.2	$98,502.8	$95,991.5	$1,512.2	$1,468.8	$1,464.5